Deferred income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred tax assets	¥ 32,646	¥ 19,900	¥ 12,254
Deferred tax liabilities	(14,651)	(12,829)	(1,971)
Tax losses
Deferred income tax
Deferred tax assets	27,988	17,478	12,254
Others
Deferred income tax
Deferred tax assets	4,658	2,422
Deferred tax liabilities	(226)	(581)
Medical licenses and tradenames
Deferred income tax
Deferred tax liabilities	¥ (14,425)	¥ (12,248)	¥ (1,971)